Annual Total Returns- Transamerica Inflation-Protected Securities (Class R R4 and Class I3) [BarChart] - Class R R4 and Class I3 - Transamerica Inflation-Protected Securities - R4	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.05%	6.88%	(8.55%)	2.74%	(2.18%)	3.76%	2.40%	(1.52%)	8.25%	9.65%